Risk Management (Tables)	9 Months Ended
Sep. 30, 2021
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at September 30, 2021	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1)	Fair Value Asset (Liability)
Crude Oil and Condensate Contracts
WTI Fixed – Sell	55.9 MMbbls	October 2021 - December 2022	US$67.29/bbl	(495)
WTI Fixed – Buy	21.1 MMbbls	October 2021 - September 2022	US$67.15/bbl	185
Other Financial Positions (4)				18
Total Fair Value				(292)
(1)     Million barrels (“MMbbls”). Barrel (“bbl”).
(2)     Notional volumes and weighted average price represent various contracts over the respective terms. The notional volumes and weighted average price may fluctuate from month to month as it represents the averages for various individual contracts with different terms.
(3)     Contract terms represent various individual contracts with different terms, and range from one to fifteen months.
(4)     Other financial positions consist of risk management positions related to WCS and condensate differential contracts, Belvieu fixed contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts, foreign exchange contracts, the Company’s U.S. Manufacturing segment and marketing activities.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

As at September 30, 2021	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(74)	74
WTI Option Implied Volatility	± five percent	(1)	1
Canadian to U.S. Dollar Foreign Exchange Rate Option Implied Volatility	± five percent	—	—
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility. The impact of fluctuating commodity prices on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at September 30, 2021	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(199)	199
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	5	(5)
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(11)	11
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)

Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2021	Less Than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	5,735	—	—	—	5,735
Short-Term Borrowings (1)	48	—	—	—	48
Long-Term Debt (1)	1,124	1,621	2,612	15,109	20,466
Contingent Payment	396	—	—	—	396
Lease Liabilities (1)	448	782	628	3,176	5,034

As at December 31, 2020	Less Than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,018	—	—	—	2,018
Short-Term Borrowings (1)	121	—	—	—	121
Long-Term Debt (1)	385	1,965	1,966	8,627	12,943
Contingent Payment	36	28	—	—	64
Lease Liabilities (1)	254	445	365	1,412	2,476
(1)     Principal and interest, including current portion if applicable.